CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Expenses
Research and development, net	$ 4,510	$ 3,652	$ 9,985	$ 5,856	$ 15,081	$ 8,891
General and administrative	2,382	1,082	4,906	2,302	5,394	4,340
Total operating expenses	6,892	4,734	14,891	8,158	20,475	13,231
Loss from operations	(6,892)	(4,734)	(14,891)	(8,158)	(20,475)	(10,087)
Other (expense) income, net	(1,079)	70	2,722	138	228	309
Loss before income taxes	(7,971)	(4,664)	(12,169)	(8,020)	(20,247)	(9,778)
Income tax expense	41	13	60	13	39
Net loss and comprehensive loss	$ (8,012)	$ (4,677)	$ (12,229)	$ (8,033)	$ (20,286)	$ (9,778)
Basic and diluted net loss per share (in dollars per share)	$ (0.81)	$ (0.73)	$ (1.23)	$ (1.26)	$ (3.00)	$ (1.98)
Weighted average number of shares used in computing net loss per share, basic and diluted (in shares)	9,957,725	6,358,266	9,957,725	6,358,266	6,762,985	4,944,184